[Letterhead of Haynsworth Sinkler Boyd, P.A.]

November 15, 2005

Mr. Christian Windsor

Special Counsel

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Carolina National Corporation, Columbia, South Carolina

Form SB-2, filed September 30, 2005

File Number 333-128744

Form 10-KSB, for the year ended December 31, 2004

File Number 0-50257

Dear Mr. Windsor:

Accompanying this letter is Amendment No. 1 to the above referenced Registration Statement on Form SB-2. The Registration Statement has been changed to reflect third quarter financial statements and data as well as to address the comments in your October 28, 2005 letter addressed to Roger B. Whaley, President of Carolina National Corporation. This letter sets forth each of the comments in your letter followed by the Company’s responses.

Form SB-2

Carolina National Corporation, page 1

Comment 1

Please delete the compounded growth rates from the last sentence. These figures do not reflect inter-period ups and downs and, in your case, do not take into account that you had only start up levels of assets and liabilities on July 15, 2002.

Response

The requested deletion has been made.

Mr. Christian Windsor

November 15, 2005

Comment 2

Revise the discussion of your growth to include the year to year numbers. Also, clarify that you did not generate net income for any of the relevant periods other than the most recent period.

Response

The requested revisions are in the second and third paragraphs under “Carolina National Corporation” on page 1.

The Columbia Market, page 1

Comment 3

Where feasible please revise to use the same periods of time for comparison, such as at the top of page 2, in order to allow for more relevant comparison.

Response

The requested revision has been made.

Risk Factors, page 6

We may be unable to successfully mange our sustained growth …, page 6

Comment 4

Revise this risk factor or add separate disclosure to discuss the fact that your equity to asset ratio and your regulatory capital ratios have declined as you have implemented your growth strategy.

Response

A separate risk factor (the fourth risk factor on page 6) has been added.

Use of Proceeds, page 9

Comment 5

Please revise to quantify the principal uses of proceeds. In particular, disclose the cost of the new branch you plan to build, indicate the amount of funds you will have left over for further branch expansion and discuss how many additional branches you expect to be able to put in service with this amount. You say that this is one of the most important reasons for the

Mr. Christian Windsor

November 15, 2005

offering.

Response

The “Use of Proceeds” has been revised to quantify the principal uses as well as to indicate the estimated cost of new branches planned in the next few years on page 11.

Market for Common Stock .... page 10

Comment 6

It appears from your filing history with the Commission that both of your two, previous public offerings took place in 2002. Please revise as appropriate.

Response

The requested revision has been made on page 11.

Comment 7

To the extent known to management, indicate the high and low trading price information for the periods required by Item 201(a)(ii) of Regulation S-B. This is particularly important given that there is no other source for this information.

Response

The requested revisions have been made on pages 11 and 12.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

General, page 13

Comment 8

In the Risk Factors section, you discuss how your growth strategy will adversely affect your profitability in the coming periods. Revise this section to provide an extensive analysis by management of the particular effects, including up front costs. Also, discuss , the implementation of the plan so far and the break even analysis of current and planned branches.

Response

A new paragraph added to the end of the “MD&A – Overview” section on page 14 discusses these matters.

Mr. Christian Windsor

November 15, 2005

Provision and Allowance for Loan Losses

General, page 17

Comment 9

Please revise to provide a discussion of management’s intent for developing an allowance for loan loss methodology based on the specific characteristics of your loan portfolio, including when you anticipate implementing your methodology. We note the significant growth in your loan portfolio.

Response

The new methodology was implemented in 2005. That fact has been noted in the first paragraph of this section with a cross-reference to page 30 in the MD&A for the third quarter where the portfolio specific methodology is described.

Comment 10

Please revise here and in the footnotes, as applicable, to include a complete description if your accounting policy for the allowance for loan losses. Describe your systematic analysis and procedural discipline, required by FRR-28, for determining the amount of your allowance for losses. Your revisions should clarify how you apply SFAS 114, SFAS 118 and SFAS 5 to your portfolio in determining the appropriateness of the allowance for loan loss.

Response

The requested revisions have been made in this section (fourth through seventh paragraphs on page 19) and in Note 1 to the year end financial statements.

Three and Six Month Periods Ended June 30, 2005 and 2004

Net Interest Income, page 26

Comment 11

Please tell us why the amounts reported in the schedule of interest income and expense, including average yields on assets and liabilities, net interest income, spread, and margin are not consistent with the amounts presented in the Form 10-QSB filed for the period ended June 30, 2005.

Mr. Christian Windsor

November 15, 2005

Response

The information in the table contained several errors. The 10-QSB has the correct information. All of the Information in the table has been replaced to present September 30 information.

Capital Resources, page 31

Comment 12

Please expand the risk-based capital ratios disclosure to include in tabular form your required levels, actual levels and excess or shortfall.

Response

The requested expansion has been made on page 34.

Comment 13

Indicate whether you are well capitalized or at what other level you are, together with the significance of this. We note that a principal reason for the offering is to increase your capital levels. Please also reflect this and the prior comment in your future Form 10-KSB.

Response

The requested change has been made on page 34 and the presentation in future 10-KSBs will be appropriately modified.

Underwriting, page 55

Comment 14

We note that you state that Scott and Stringfellow may change the price of the offering. Please confirm that any changes to the price after effectiveness will be accomplished using a post effective amendment, and will occur prior to confirmations being sent on any of the shares.

Response

The Company confirms that any changes to the price of the offering after effectiveness will be accomplished using a post-effective amendment and will occur prior to confirmations being sent on any of the shares.

Mr. Christian Windsor

November 15, 2005

Financial Statements, page F-1

Note 1: Summary of Significant Accounting Policies, page F-7

General

Comment 15

Please revise your disclosure to include your policy for determining which items are treated as cash equivalents. Refer to paragraph 10 of SFAS 95.

Response

The Company’s policy for determining which items are treated as cash equivalents is described on page F-9 in “Note 1 Summary of Significant Accounting Policies – Statement of Cash Flows.”

Note 4: Loans Receivable, page F-13

Comment 16

Please revise here or in MD&A to include the disclosures required by Item IV.B of Industry Guide 3. Alternatively, provide the disclosures required Instruction 2 to Item IV.B of Industry Guide 3.

Response

The required disclosures under Instruction 2 have been added to the MD&A on pages 19 and 20.

Note 10: Leases, page F-15

Comment 17

Please revise your disclosure to include your accounting policy for the operating leases under paragraph 19(b) of SFAS 13.

Response

The requested revision has been made at the beginning of Note 10.

Mr. Christian Windsor

November 15, 2005

Note 14: Stock Compensation Plan, page F-16

Comment 18

Please revise your disclosure to include the disclosures required by paragraph 47 of SFAS 123 for all periods in which an income statement is presented.

Response

Note 14 has been revised as requested.

Note 15: Loss per Share, page F-17

Comment 19

Please revise your disclosure to include the number of securities that could potentially dilute basic EPS in the future that were, not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented. Please refer to paragraph 40(c) of SFAS 128.

Response

Note 15 has been revised as requested.

Note 22: Reclassifications, page F-22

Comment 20

Please revise your statements of cash flows for 2004 and 2003 to reflect the disclosed reclassifications.

Response

The statements of cash flows for 2004 and 2003 have been revised to reflect the disclosed reclassifications.

Interim Financial Statements

General

Comment 21

Please revise based on the comments issued above, as applicable.

Mr. Christian Windsor

November 15, 2005

Response

The Company believes that the third quarter interim financial statements are consistent with the comments and responses above.

Consolidated Balance Sheet, page F-23

Comment 22

Please revise to provide a complete heading to the information being presented.

Response

The requested revision has been made.

Note 3: Stock Based Compensation, page F-28

Comment 23

We note that you have adjusted the expected life of your options and warrants for valuation purposes. Please revise to disclose which securities are impacted by this change in estimate and how you considered paragraph 19 of SFAS 123 in determining the appropriateness of your accounting.

Response

The Company has revised its disclosure as to which securities are impacted by the change in estimate. The expected life on all outstanding options was changed from 10 years to 7 years. As explained in our Form 10QSBs for the first two quarters of 2005, the increase in stock price has increased the likelihood that the options will be exercised sooner than the legal life of 10 years.

The Company also considered paragraph 19 of SFAS 123 in determining its ability to make this change in estimate. It did not change the legal life of any of the options; rather, it changed the estimated life. Because of the short operating history of the Company, it originally used the legal life for purposes of the Black Sholes calculation. However, after a complete analysis of its stock based compensation in preparation for implementing SFAS 123R it concluded the expected life of 10 years was not an accurate estimate.

Mr. Christian Windsor

November 15, 2005

Signature Page

Comment 24

Pursuant to the signature instructions for this form, identify the person serving in the capacity of principal accounting officer. One person may serve in more than one capacity.

Response

The principal accounting officer has been identified on the Signature Page.

Exhibits

Comment 25

We note that certain exhibits will be filed in the future. We may have comments on this information once you have filed it.

Response

The Company will respond to any such comments when made.

Comment 26

Please file an executed version of the warrant agreement included as Exhibit 10.1.

Response

Exhibit 10.1 is the version of the Warrant Agreement executed by the Company and its directors.

General Accounting

Comment 27

Please include an updated consent from your independent accountants in the pre-effective amendment.

Response

Amendment No. 1 contains an updated consent.

Comment 28

Please update the financial statements under Item 310(g) of Regulation S-B, as applicable.

Mr. Christian Windsor

November 15, 2005

Response

The second quarter financial statements and data have been replaced with third quarter financial statements and data.

For the convenience of the staff we are separately sending to Mr. Lyon courtesy copies marked to show the changes from the Registration Statement as originally filed. Should you need additional information, please do not hesitate to contact me (telephone 803-540-7818, fax 803-765-1243 or e-mail cking@hsblawfirm.com) or Joe Clark (telephone 803-540-7847, fax 803-765-1243 or e-mail jclark@hsblawfirm.com).

Thank you for your assistance.

Very truly yours,

s/ George S. King, Jr.

George S. King, Jr.

GSK/pd